united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2023

Item 1. Reports to Stockholders.

BTS Managed Income Fund

Class A
BTSAX

Class C
BTSCX

Class I
BTSIX

Class R
BTSRX

BTS Tactical Fixed Income Fund

Class A
BTFAX

Class C
BTFCX

Class I
BTFIX

Class R
BTFRX

Annual Report
December 31, 2023

1-877-BTS-9820
(1-877-287-9820)

www.btsfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the BTS Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

Dear Valued Shareholder,

As CEO of BTS Asset Management (“BTS”), I would like to thank you for investing with the BTS Funds. I would also like take a moment to discuss our performance relative to the market in 2023 and discuss how and why we employed the Funds’ principal investment strategies. I will also finish with a review of market conditions we expect the Funds to navigate in 2024.

2023 Recap

In 2023, the BTS Tactical Fixed Income Fund (“BTFIX”) returned 2.38% and the BTS Managed Income Fund (“BTSIX”) returned 5.65%. The Bloomberg US Aggregate Bond Index (the “benchmark”) returned 5.53% in 2023. Class I performance for both Funds is discussed. For performance for all share classes, see the standard performance table below.

The BTS Tactical Fixed Income Fund (“BTFIX”) navigated the period in the backdrop of higher volatility driven by uncertainty around inflation and the economy, as the Federal Reserve (the “Fed”) grappled between reducing inflation and negatively impacting the economy. Market participants and pundits keyed in on the idea of a “soft-landing” and the Fed’s poor track record of achieving one. With the double-digit losses in stocks and bonds in 2022 and the uncertain economic conditions, BTS participated in market gains while leveraging principles of capital preservation at key drawdown levels, which were indicative of higher probabilities of larger price declines to follow. These moves occurred in February and September. These moves served to reduce volatility against the benchmark, the Bloomberg US Aggregate Bond Index, but resulted in underperformance of 3.15%. In periods of higher volatility, tactical strategies tend to underperform due to the sudden nature of market shifts. For instance, in late October, the market rallied largely based on rumors that the Fed would shift to a more dovish policy stance. The Fed did slightly change their tone in the subsequent FOMC meeting, however, market events such as these are difficult to predict and often random, resulting in 2-3 days of strong market performance, with little conviction as to whether a new price trend is beginning.

Against the same backdrop, the BTS Managed Income Fund (“BTSIX”) offered competitive returns against the benchmark. The Fund’s passive 70% allocation to a mix of income producing allocations, re-evaluated quarterly using thematic and quantitative styled investment analyses, aided the Fund’s performance during drawdown periods and subsequent price rebounds. The Fund increased by over 5% in January 2023, largely due to price rebounds from large losses in the bond and stock markets in 2022. Shortly after, however, risk assets experienced a subsequent drawdown, and the Fund lost a large part of its gain going into March 2023, coinciding with a tactical move to cash with 30% of the portfolio that follows the tactical allocation strategy of the BTS Tactical Fixed Income Fund. From April to September, the BTS Managed Income Fund (“BTSIX”) participated in market returns with a moderate level of volatility, but eventually the Fund experienced another drawdown episode in September, coinciding with a tactical move to cash for 30% of the portfolio. This drawdown was largely due to concerns about deteriorating economic conditions and no clear path for rate cuts by the Fed. The passive 70% allocation participated strongly into year-end as markets quickly discounted a dovish shift by the Fed. The Fund gained about 6% in roughly the last 3 months of the year. The net result was a gain of 5.65% for 2023. Despite some underperformance from the tactical positioning in the backdrop of higher volatility that did not result in significant further price declines, the Fund still was able to offer competitive returns against the benchmark. This was achieved by also reducing volatility at key market periods of economic uncertainty and uncertainty regarding the direction of interest rates.

During the reporting period, the BTS Managed Income Fund (“BTSIX”) had indirect derivative exposure to ETNs linked to the returns of Covered Call strategies. This included the utilization of JPMorgan Equity Premium Income ETF (NASDAQ: JEPI) and JPMorgan Nasdaq Equity Premium Income ETF (JEPQ). A 6% exposure (3% JEPI and 3% JEPQ) was held from 12/31/2022 to 4/5/2023. During that period, JEPI returned 2.06% and JEPQ returned 12.38%. This contributed roughly 43bps of Fund performance during that period. An 8% exposure (4% JEPI and 4% JEPQ) was held from 4/5/2023 to 10/4/2023. During that period, JEPI returned 1.19% and JEPQ returned 10.36%. This contributed roughly 46bps of Fund performance during that period.

Outlook for 2024

Federal Reserve policy and the direction or interest rates dictated much of the narrative in 2023 with the 10-Year Note beginning the year yielding roughly 3.70% and rising to almost 5% in October 2023, the highest level since June 2007. The 10-Year yield eventually fell to below 4% into the year-end as the market began to discount a dovish shift in Fed policy.

Source: Federal Reserve Bank of St. Louis1

The market sentiment regarding the direction of interest rates experiences significant shifts throughout 2023, leading to heightened volatility in the stock market because of this uncertainty surrounding interest rate trends. The S&P 500 experienced an almost 10% decline before the market priced in a dovish pivot by the Fed, rallying more than 16% in the last few months of the year. The exact timeline of when the Fed will cut interest rates is still uncertain, along with how the economy will hold up with higher rates in 2024. Future Fed policy is still contingent on how new economic data releases, which, depending on how inflation and economic growth fare in 2024, could create further disruptions to the timeline and similar volatility as in 2023.

Source: Federal Reserve Bank of St. Louis2

Lower Rates Don’t Necessarily Mean a Continuation of the Bullish Trend

Markets were volatile during the ‘Fed-Pivot’ in late 2018 and early 2019, wherein the Fed changed direction on monetary policy within a very short period. The Covid-19 Pandemic during 2020 created massive price swings and double-digit drawdown, but markets eventually rallied as rates were cut back to near 0%. During monetary tightening in 2022, the Fed moved policy rates higher to levels like those before the Great Recession to fight inflation, which caused a Bear Market and double-digit losses in stocks and bonds.

Over the last 5 years, the market has had conviction on the idea that lower rates necessarily equate to gains in risk assets. However, the definitive verdict on whether the Fed can successfully orchestrate a soft-landing is yet to be seen. Additionally, markets have been accustomed to lower rates for the better part of the last 15 years, which is also contributing to recency bias. In 2001 and 2007, in the backdrop of a weakening economy, high valuations, and high interest rates, rate cuts resulted in double digit declines before new bull trends emerged.

Drawdowns Highlighted are from 1/17/2001 to 10/9/2002 and 10/31/2007 to 3/9/2009.
Source: Federal Reserve Bank of St. Louis 3

Therefore, although a dovish Fed is generally supportive of stocks and bonds, the risk remains that the economy weakens enough to cause another severe drawdown episode. Incoming economic data will be crucial in dictating the Fed’s tone and any further policy shifts in 2024.

Looking to 2024, BTS will continue to use price-driven technical indicators to make tactical allocations. Analysts are not forecasting double-digit returns for 2024, with some projecting that the S&P 500 will rise about 6%.4 BTS expects some sort of recession due to the inversion of the yield curve, which has been sustained. Inversion is one of the most reliable indicators for forecasting recessions, particularly the spread between the 10-Year Note yield and the 3-Month T-Bill yield. A longer time lag before a recession occurs is still a risk and could materialize in 2024. As of January 9, 2024, the 10-Year to 3-Month treasury spread remained negative at -1.45%.

Note: Shaded regions indicate U.S. recessions
Source: Federal Reserve Bank of St. Louis5

Conclusion

In 2023, BTS Tactical Fixed Income (“BTFIX”) returned 2.38% and BTS Managed Income (“BTSIX”) returned 5.65%. The Bloomberg U.S. Aggregate Bond Index returned 5.53%.

In the backdrop of recession fears and a hawkish Fed, BTS Tactical Fixed Income’s moves to safety resulted in underperformance but reduced volatility through 2023, as BTS Tactical Fixed Income (“BTFIX”) had a monthly standard deviation of 1.85% vs the Aggregate Index’s 2.45%.

BTS Managed Income’s thematic investing, along with its 30% tactical hedge beat the Aggregate Index with less volatility, as BTS Managed Income’s (“BTSIX”) monthly standard deviation was 2.04% compared to the Aggregate Index’s 2.45%.6

	YTD	1 Year	3 Year	5 Year	10 Year	Since Inception (1/1/2000)
Class A (BTFAX)	2.10%	2.10%	-4.50%	-1.62%	0.10%	5.95%
Class A (BTFAX) (Max. 5% Load)	-1.73%	-1.73%	-5.71%	-2.63%	-0.41%	5.72%
Class C (BTFCX) (Inception 5/31/13)	1.33%	1.33%	-5.23%	-2.36%	-0.64	-0.68%
Class I (BTFIX) (Inception 5/27/15)	2.38%	2.38%	-4.26%	-1.37%	N/A	-0.15%
Class R (BTFRX) (Inception 5/5/13)	1.96%	1.96%	-4.71%	-1.84%	N/A	-0.61%
Bloomberg US Aggregate Index	5.53%	5.53%	-3.31%	1.10%	1.81%	4.05%

Total YTD BTS Tactical Fixed Income Annual Operating Expenses as of 12/31/2023:
Class A: 1.73%; Class C: 2.47%; Class I: 1.48%; Class R: 1.97%

	YTD	1 Year	3 Year	5 Year	10 Year	Since BTSIX Inception (12/31/18)
Class A (BTSAX)	5.37%	5.37%	-3.07%	0.56%	N/A	0.56%
Class A (BTSAX) (Max. 5% Load)	1.37%	1.37%	-4.31%	-0.47%	N/A	-0.47%
Class C (BTSCX)	4.54%	4.54%	-3.82%	0.10%	N/A	0.10%
Class I (BTSIX)	5.65%	5.65%	-2.89%	0.69%	N/A	0.69%
Class R (BTSRX)	4.99%	4.99%	-3.34%	0.40%	N/A	0.40%
Bloomberg US Aggregate Index	5.53%	5.53%	-3.31%	1.10%	N/A	1.10%

Total YTD BTS Managed Income Annual Operating Expenses After Fee Waiver and/or

Expense Reimbursement as of 12/31/2023:

Class A: 1.75%; Class C: 2.50%; Class I: 1.50%; Class R: 2.00%

The Advisor has contractually agreed to waive fees and to make payments to limit Fund expenses for both the BTS Tactical Fixed Income Fund and BTS Managed Income Fund until at least April 30th 2024, so that the total annual operating expenses (exclusive of certain fees or expenses) do not exceed 1.75%, 2.50%, 1.50%, and 2.00% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares respectively.

The Performance data quoted here represents past performance. Current performance may be lower or higher than the performance quoted above. Investment return and principal value will fluctuate, so that the shares, when redeemed may be worth more or less than their original cost. Past performance is no guarantee of future results. A Fund’s performance, especially for very short periods of time, should not the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 1-877-287-9820.

In 2024, BTS expects more opportunities to add value against the Bloomberg U.S. Aggregate Bond Index in the paradigm of higher volatility from economic uncertainty. BTS believes a strong reliance on tactical asset allocation built on the principle of capital preservation will be best suited to manage client’s assets as the next economic cycle develops.

We at BTS remain committed to adapting to ever-changing market and economic conditions in order to best serve our clients.

We thank you for the opportunity to manage your assets and wish you a prosperous year in 2024.

Sincerely,

Matthew Pasts, CMT

CEO, BTS Asset Management

The material provided herein has been provided by BTS Asset Management and is for informational purposes only. BTS Asset Management serves as investment advisor to one or more mutual funds distributed through Northern Lights Distributors, LLC member FINRA/SIPC. Northern Lights Distributors, LLC and BTS Asset Management are not affiliated entities.

It should not be assumed that investment decisions made in the future will be profitable or guard against losses, as no strategy can guarantee future results or entirely protect against loss of principal. There is no guarantee that the strategies discussed herein will succeed in all market conditions or are appropriate for every investor.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the BTS Tactical Fixed Income Fund and the BTS Managed Income Fund before investing. This and other information about the Fund is contained in the prospectus and should be read carefully before investing. The prospectus can be obtained on our web site, www.btsfunds.com, by calling toll free 1-877-287-9820 (1-877-BTS-9820), or by calling your financial representative. The BTS Tactical Fixed Income Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC. BTS Asset Management, Inc. is not affiliated with Northern Lights Distributors, LLC.

CITATIONS

[1]	Board of Governors of the Federal Reserve System (US), Market Yield on U.S. Treasury Securities at 10-Year Constant Maturity, Quoted on an Investment Basis [DGS10], retrieved from FRED, Federal Reserve Bank of St. Louis; https://fred.stlouisfed.org/series/DGS10.

[2]	S&P Dow Jones Indices LLC, S&P 500 [SP500], retrieved from FRED, Federal Reserve Bank of St. Louis; https://fred.stlouisfed.org/series/SP500.

[3]	Federal Reserve Bank of St. Louis, 10-Year Treasury Constant Maturity Minus 3-Month Treasury Constant Maturity [T10Y3M], retrieved from FRED, Federal Reserve Bank of St. Louis; https://fred.stlouisfed.org/series/T10Y3M.

[4]	https://www.goldmansachs.com/intelligence/pages/the-sp-500-index-is-forecast-to-return-six-percent.html

[5]	Source for Returns: Bloomberg

[6]	Source for Returns: Bloomberg, Standard Deviation Calculated using Monthly Returns from 12/31/2022 to 12/31/2023.

IMPORTANT RISK INFORMATION

Investing, including investing in mutual funds, involves risk, including possible loss of principal. There is no assurance that any strategy will achieve its investment objective. The value of fixed income securities will fluctuate with changes in interest rates. Defaults by fixed income issuers could also harm performance. Lower quality bonds known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio Manager’s ability to sell its bonds. The use of leverage within a strategy will indirectly cause additional expenses and could potentially magnify the gains or losses.

The S&P 500 includes 500 leading companies in leading industries of the US economy and is a proxy for the total stock market.

Bloomberg US Aggregate Bond Index (Bloomberg Agg Bond) – An index used by bond funds as a benchmark to measure their relative performance. The index includes government securities, mortgage-backed securities, asset-backed securities, and corporate securities to simulate the universe of bonds in the market. The maturities of the bonds in the index are more than one year.

The 10-Year Treasury yield is the annualized rate of return an investor would earn on a 10-Year Treasury note issued by the U.S. government if they held the note to maturity.

The 10-Year Note is debt issued by the U.S. government with a duration of 10 years.

The 3-Month T-Bill Treasury yield is the annualized rate of return an investor would earn on a 3-Month Treasury Bill issued by the U.S. government if they held the bill to maturity.

The 3-Month T-Bill is debt issued by the U.S. government with a duration of 3 months.

Federal Funds Target Rate (Upper Bound) is the highest interest rate at which depository institutions trade federal funds (balances held at Federal Reserve Banks) with each other overnight. (1) The rate that the borrowing institution pays to the lending institution is determined between the two banks (2) The effective federal funds rate is essentially determined by the market but is influenced by the Federal Reserve through open market operations to reach the federal funds rate target, no higher than the upper bound rate set by the Federal Reserve.

Drawdown is a peak to trough percentage over the specified period using the specified time-period of data over that period.

Standard Deviation measures the degree of variation of returns around the average return; the higher the volatility, the higher the standard deviation. It considers monthly returns.

The Monthly U.S. 10-Year Note Minus 3-Month T-Bill Yield Spread (Constant Maturity) is the difference between the yield of the 10-Year Note and the 3-Month T-Bill. This is often referred to as a ’spread’.

*	Index returns are for illustrative purposes only and should not be construed as BTS model performance or performance achieved by any BTS client. More specifically, any reference to index returns during isolated or defined periods in time is for reference only and is not meant to imply index returns are indicative of actual returns achieved in client portfolios. Investors cannot invest directly in an index, and index returns do not reflect management fees, custodial fees or brokerage commissions, which vary depending upon the custodian chosen.

Source: Morningstar and Bloomberg (for index returns)

BTS Asset Management is affiliated with BTS Securities Corporation, member FINRA/SIPC.

Securities are offered through BTS Securities Corporation and other FINRA member firms.

Advisory services are offered through BTS Asset Management, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

BTS Managed Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the year ended December 31, 2023, compared to its benchmark:

				Since
	One Year	Three Year	Five Year	Inception (a)
BTS Managed Income Fund Class A	5.37%	(3.07)%	0.56%	0.56%
BTS Managed Income Fund Class A (with load)	1.37%	(4.31)%	(0.47)%	(0.47)%
BTS Managed Income Fund Class C	4.54%	(3.82)%	0.10%	0.10%
BTS Managed Income Fund Class I	5.65%	(2.89)%	0.69%	0.69%
BTS Managed Income Fund Class R	4.99%	(3.34)%	0.40%	0.40%
Bloomberg U.S. Aggregate Bond Index **	5.53%	(3.31)%	1.10%	1.10%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, as stated in the fee tables of the Fund’s May 1, 2023 prospectus, are 2.43%, 3.18%, 2.18% and 2.68% for Class A, Class C, Class I and Class R shares, respectively. The Fund’s total annual operating expenses, after fee waivers and/or expense reimbursements, as stated in the fee tables of the Fund’s May 1, 2023 prospectus, are 2.11%, 2.86%, 1.86% and 2.36% for Class A, Class C, Class I and Class R shares, respectively. Class A shares are subject to a maximum sales charge of up to 3.75% imposed on purchases and a maximum deferred sales charge of 1.00% on shares redeemed within 18 months of purchase (if the initial sales charge is waived). Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-877-287-9820.

Total returns are calculated with the last traded NAV on December 29, 2023. Total returns differs from the return depicted in the Financial Highlights due to adjustments made in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values, may differ from the net asset values and returns for shareholder transactions.

**	The Bloomberg U.S. Aggregate Bond Index (the “Index”) is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(a)	Inception date for the fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

Portfolio Composition as of December 31, 2023

Holdings By Asset Type	% of Net Assets
Exchange Traded Funds	98.6%
Short Term Investment	1.9%
Liabilities in Excess of Other Assets	(0.5)%
100.0%

Please refer to the Schedule of Investments in this Annual report for a detailed listing of the Fund’s holdings.

BTS Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the year ended December 31, 2023, compared to its benchmark:

		Annualized
				Since	Since	Since	Since
	One Year	Five Year	Ten Year	Inception (a)	Inception (b)	Inception (c)	Inception (d)
BTS Tactical Fixed Income Fund Class A	2.10%	(1.62)%	0.10%	5.95%	N/A	N/A	N/A
BTS Tactical Fixed Income Fund Class A (with load)	(1.73)%	(2.63)%	(0.41)%	5.72%	N/A	N/A	N/A
BTS Tactical Fixed Income Fund Class C	1.33%	(2.36)%	(0.64)%	N/A	(0.68)%	N/A	N/A
BTS Tactical Fixed Income Fund Class I	2.38%	(1.37)%	N/A	N/A	N/A	(0.15)%	N/A
BTS Tactical Fixed Income Fund Class R	1.96%	(1.84)%	N/A	N/A	N/A	N/A	(0.61)%
Bloomberg U.S. Aggregate Bond Index **	5.53%	1.10%	1.81%	4.05%	1.60%	1.33%	1.34%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total operating expenses, including acquired fund fees and expenses, as stated in the fee tables of the Fund’s May 1, 2023 prospectus, are 1.90%, 2.65%, 1.65% and 2.15% for Class A, Class C, Class I and Class R shares, respectively. Class A shares are subject to a maximum sales charge of up to 3.75% imposed on purchases and a maximum deferred sales charge of 1.00% on shares redeemed within 18 months of purchase (if the initial sales charge is waived). For performance information current to the most recent month-end, please call 1-877-287-9820.

Total returns are calculated with the last traded NAV on December 29, 2023. Total returns differs from the return depicted in the Financial Highlights due to adjustments made in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values, may differ from the net asset values and returns for shareholder transactions.

**	The Bloomberg U.S. Aggregate Bond Index (the “Index”) is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(a)	Inception date for Class A is January 1, 2000. Class A does not have performance as a mutual fund prior to May 31, 2013. The prior performance shown above is for the Fund’s predecessor limited liability company (BTS Tactical Fixed Income Fund LLC, formerly known as BTS Asset Allocation/High Yield Fund LLC). The prior performance is net of management fees and other expenses. The predecessor limited liability company had been managed in the same style and by the same portfolio manager since the predecessor limited liability company’s inception on January 1, 2000. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability company’s investment goals, policies, guidelines and restrictions. The following information shows the predecessor limited liability company’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited liability company. From its inception on January 1, 2000 through May 31, 2013, the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act, which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited liability company was not subject to sales loads that would have adversely affected

(b)	Inception date for Class C is May 31, 2013.

(c)	Inception date for Class I is May 27, 2015.

(d)	Inception date for Class R is May 5, 2015.

Portfolio Composition as of December 31, 2023

Holdings By Asset Type	% of Net Assets
Exchange Traded Funds	100.0%
Short Term Investment	0.4%
Liabilities in Excess of Other Assets	(0.4)%
100.0%

Please refer to the Schedule of Investments in this Annual report for a detailed listing of the Fund’s holdings.

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	EQUITY - 13.1%
7,186	Alerian MLP ETF	$305,548
912	Energy Select Sector SPDR Fund	76,462
2,452	Invesco Global Listed Private Equity ETF	152,514
3,198	iShares Mortgage Real Estate ETF	75,441
1,032	iShares Residential and Multisector Real Estate ETF	75,873
1,662	iShares U.S. Real Estate ETF	151,923
825	Vanguard Financials ETF	76,115
346	Vanguard Industrials ETF	76,269
		990,145
	FIXED INCOME - 80.5%
7,216	Invesco Senior Loan ETF	152,835
13,218	Invesco Variable Rate Preferred ETF	305,071
3,856	iShares 20+ Year Treasury Bond ETF	381,281
3,175	iShares 7-10 Year Treasury Bond ETF	306,038
6,047	iShares Floating Rate Bond ETF	306,099
1,712	iShares JP Morgan USD Emerging Markets Bond ETF	152,471
2,117	iShares National Muni Bond ETF	229,504
13,649	iShares Treasury Floating Rate Bond ETF	688,865
6,386	Janus Henderson B-BBB CLO ETF	306,209
6,094	JPMorgan Ultra-Short Income ETF	306,102
3,170	SPDR Bloomberg Convertible Securities ETF	228,716
4,824	SPDR Bloomberg High Yield Bond ETF	456,978
12,743	SPDR Bloomberg International Corporate Bond ETF	381,398
9,890	SPDR Bloomberg International Treasury Bond ETF	229,250
6,044	SPDR Nuveen Bloomberg High Yield Municipal Bond	152,913
2,965	VanEck High Yield Muni ETF	153,083
3,668	VanEck International High Yield Bond ETF	76,661
1,883	Vanguard Intermediate-Term Corporate Bond ETF	153,050
32,144	Xtrackers USD High Yield Corporate Bond ETF	1,142,719
		6,109,243
	MIXED ALLOCATION - 5.0%
21,177	Invesco CEF Income Composite ETF	380,339

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,313,377)	7,479,727

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
145,385	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $145,385)(a)	$145,385

	TOTAL INVESTMENTS - 100.5% (Cost $7,458,762)	$7,625,112
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(36,786)
	NET ASSETS - 100.0%	$7,588,326

CEF	- Closed-End Fund

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

MLP	- Master Limited Partnership

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.

BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	FIXED INCOME - 100.0%
141,086	iShares 7-10 Year Treasury Bond ETF	$13,599,280
52,307	SPDR Bloomberg Convertible Securities ETF	3,773,950
163,244	SPDR Bloomberg High Yield Bond ETF	15,464,104
73,395	VanEck High Yield Muni ETF	3,789,384
1,060,467	Xtrackers USD High Yield Corporate Bond ETF	37,699,601
	TOTAL EXCHANGE-TRADED FUNDS (Cost $71,880,151)	74,326,319

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
274,589	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $274,589)(a)	274,589

	TOTAL INVESTMENTS - 100.4% (Cost $72,154,740)	$74,600,908
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(286,784)
	NET ASSETS - 100.0%	$74,314,124

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.

BTS Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023

	BTS		BTS
	Managed Income		Tactical Fixed Income
	Fund		Fund
ASSETS
Investment securities:
At cost	$7,458,762		$72,154,740
At fair value	$7,625,112		$74,600,908
Receivable for fund shares sold	—		8,610
Receivable for investments sold	1,931,045		—
Interest and dividends receivable	2,865		5,080
Receivable due from advisor	11,421		—
Prepaid expenses and other assets	59,683		20,596
TOTAL ASSETS	9,630,126		74,635,194

LIABILITIES
Payable to related parties	12,110		24,927
Investment advisory fees payable	—		64,379
Distribution (12b-1) fees payable	285		18,284
Payable for investments purchased	1,926,911		—
Payable for fund shares redeemed	80,760		167,835
Accrued expenses and other liabilities	21,734		45,645
TOTAL LIABILITIES	2,041,800		321,070
NET ASSETS	$7,588,326		$74,314,124

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$11,360,392		$183,976,849
Accumulated losses	(3,772,066)		(109,662,725)
NET ASSETS	$7,588,326		$74,314,124

Net Asset Value Per Share:
Class A Shares:
Net Assets	$219,718		$19,235,585
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	23,410		2,490,459
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.39		$7.72
Maximum offering price per share (Maximum sales charge of 3.75%) (1)	$9.75		$8.02

Class C Shares:
Net Assets	$222,493		$16,074,284
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	23,733		2,100,171
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.37	(2)	$7.65

Class I Shares:
Net Assets	$7,024,261		$38,059,413
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	749,068		4,948,744
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.38		$7.69

Class R Shares:
Net Assets	$121,854		$944,842
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,965		122,795
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.40		$7.69	(2)

(1)	On investments of $5 million or more, the maximum sales charge will not apply. However, the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

(2)	The NAV shown above differs from the last traded NAV on December 29, 2023 due to financial statement rounding and/or financial statement adjustments.

BTS Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2023

	BTS	BTS
	Managed Income	Tactical Fixed Income
	Fund	Fund
INVESTMENT INCOME
Dividends	$778,678	$3,716,616
Interest	47,246	936,984
Securities lending income	—	51,796
TOTAL INVESTMENT INCOME	825,924	4,705,396

EXPENSES
Investment advisory fees	105,813	979,533
Distribution (12b-1) fees, Class A shares	645	62,034
Distribution (12b-1) fees, Class C shares	2,215	189,132
Distribution (12b-1) fees, Class R shares	623	6,380
Registration fees	59,149	70,205
Accounting services fees	47,236	43,911
Administrative services fees	23,949	82,644
Transfer agent fees	23,891	122,646
Audit and tax fees	18,983	18,955
Trustees fees and expenses	15,891	16,321
Legal fees	11,890	10,122
Compliance officer fees	8,647	20,655
Custodian fees	8,299	12,516
Printing and postage expenses	8,193	29,369
Third party administrative servicing fees	5,679	33,440
Insurance expense	2,809	5,131
Interest expense	1,292	1,292
Other expenses	4,705	4,315
TOTAL EXPENSES	349,909	1,708,601

Less: Fees waived by the Advisor	(99,003)	—

NET EXPENSES	250,906	1,708,601

NET INVESTMENT INCOME	575,018	2,996,795

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(1,146,069)	(4,453,218)
Net change in unrealized appreciation of investments	1,025,375	2,845,139
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(120,694)	(1,608,079)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$454,324	$1,388,716

BTS Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
FROM OPERATIONS
Net investment income	$575,018	$491,688
Net realized loss from investments	(1,146,069)	(2,977,940)
Distributions of realized gains from underlying investment companies	—	785
Net change in unrealized appreciation (depreciation) of investments	1,025,375	(728,062)
Net increase (decrease) in net assets resulting from operations	454,324	(3,213,529)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A	(5,866)	(6,343)
Class C	(3,579)	(3,729)
Class I	(441,036)	(498,497)
Class R	(2,507)	(3,285)
Net decrease in net assets from distributions to shareholders	(452,988)	(511,854)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	19,278	68,454
Class C	—	20,096
Class I	2,084,643	4,105,674
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	5,866	6,343
Class C	3,535	3,638
Class I	436,583	493,489
Class R	2,507	3,285
Payments for shares redeemed:
Class A	(93,124)	(71,100)
Class C	(21,042)	(67,156)
Class I	(13,115,572)	(7,636,986)
Class R	(20,000)	(358,100)
Net decrease in net assets from shares of beneficial interest	(10,697,326)	(3,432,363)

TOTAL DECREASE IN NET ASSETS	(10,695,990)	(7,157,746)

NET ASSETS
Beginning of Year	18,284,316	25,442,062
End of Year	$7,588,326	$18,284,316

SHARE ACTIVITY
Class A:
Shares sold	2,091	6,818
Shares reinvested	642	694
Shares redeemed	(10,048)	(6,882)
Net increase (decrease) in shares of beneficial interest outstanding	(7,315)	630

Class C:
Shares sold	—	2,102
Shares reinvested	388	400
Shares redeemed	(2,296)	(6,839)
Net decrease in shares of beneficial interest outstanding	(1,908)	(4,337)

Class I:
Shares sold	226,766	408,057
Shares reinvested	47,902	53,774
Shares redeemed	(1,460,502)	(803,421)
Net decrease in shares of beneficial interest outstanding	(1,185,834)	(341,590)

Class R:
Shares reinvested	274	358
Shares redeemed	(2,166)	(36,145)
Net decrease in shares of beneficial interest outstanding	(1,892)	(35,787)

BTS Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
FROM OPERATIONS
Net investment income	$2,996,795	$2,829,919
Net realized loss from investments	(4,453,218)	(27,679,404)
Net change in unrealized appreciation (depreciation) of investments	2,845,139	(707,544)
Net increase (decrease) in net assets resulting from operations	1,388,716	(25,557,029)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A	(753,650)	(637,277)
Class C	(465,583)	(348,234)
Class I	(1,685,828)	(1,802,540)
Class R	(34,258)	(35,439)
Net decrease in net assets from distributions to shareholders	(2,939,319)	(2,823,490)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	671,016	1,365,238
Class C	155,893	1,003,600
Class I	4,568,438	15,276,577
Class R	6,775	108,105
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	634,910	577,195
Class C	403,194	306,179
Class I	1,527,781	1,654,380
Class R	30,358	32,363
Payments for shares redeemed:
Class A	(10,780,232)	(13,416,228)
Class C	(6,495,206)	(12,474,722)
Class I	(33,731,810)	(86,799,128)
Class R	(844,665)	(1,273,753)
Net decrease in net assets from shares of beneficial interest	(43,853,548)	(93,640,194)

TOTAL DECREASE IN NET ASSETS	(45,404,151)	(122,020,713)

NET ASSETS
Beginning of Year	119,718,275	241,738,988
End of Year	$74,314,124	$119,718,275

SHARE ACTIVITY
Class A:
Shares sold	85,882	163,663
Shares reinvested	82,375	73,801
Shares redeemed	(1,391,690)	(1,603,076)
Net decrease in shares of beneficial interest outstanding	(1,223,433)	(1,365,612)

Class C:
Shares sold	20,170	116,838
Shares reinvested	52,794	39,571
Shares redeemed	(844,332)	(1,503,807)
Net decrease in shares of beneficial interest outstanding	(771,368)	(1,347,398)

Class I:
Shares sold	587,022	1,801,505
Shares reinvested	199,037	211,288
Shares redeemed	(4,366,775)	(10,295,022)
Net decrease in shares of beneficial interest outstanding	(3,580,716)	(8,282,229)

Class R:
Shares sold	868	13,241
Shares reinvested	3,953	4,155
Shares redeemed	(108,993)	(151,863)
Net decrease in shares of beneficial interest outstanding	(104,172)	(134,467)

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Period* Ended
	December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$9.12		$10.66	$10.92	$10.20	$10.00

Activity from investment operations:
Net investment income (1)	0.30		0.18	0.12	0.96	0.21
Net realized and unrealized gain (loss) on investments	0.18	(9)	(1.51)	(0.26)	(0.09)	0.20
Total from investment operations	0.48		(1.33)	(0.14)	0.87	0.41

Less distributions from:
Net investment income	(0.21)		(0.21)	(0.12)	(0.14)	(0.20)
Return of capital	—		—	—	(0.01)	(0.01)
Total distributions	(0.21)		(0.21)	(0.12)	(0.15)	(0.21)

Net asset value, end of period	$9.39		$9.12	$10.66	$10.92	$10.20

Total return (2)	5.37%		(12.45)%	(1.28)%	8.53%	4.06	% (6)

Net assets, at end of period (000)’s	$220		$280	$321	$34	$0	(7)

Ratio of gross expenses before waiver/reimbursement to average net assets (3)	2.38	% (8)	2.07%	1.84%	2.60%	13.86	% (5)
Ratio of net expenses to average net assets (3)	1.77	% (8)	1.75%	1.75%	1.75%	1.75	% (5)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (3,4)	2.55%		1.60%	1.04%	7.17%	(10.32	)% (5)
Ratio of net investment income to average net assets (3,4)	3.24%		1.93%	1.13%	8.02%	1.79	% (5)

Portfolio Turnover Rate	165%		277%	243%	281%	163	% (6)

*	The inception date of the BTS Managed Income Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Less than $1,000.

(8)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(9)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Period* Ended
	December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$9.12		$10.67	$10.93	$10.20	$10.00

Activity from investment operations:
Net investment income (1)	0.24		0.11	0.04	0.62	0.21
Net realized and unrealized gain (loss) on investments	0.16	(9)	(1.51)	(0.26)	0.25	0.20
Total from investment operations	0.40		(1.40)	(0.22)	0.87	0.41

Less distributions from:
Net investment income	(0.15)		(0.15)	(0.04)	(0.13)	(0.20)
Return of capital	—		—	—	(0.01)	(0.01)
Total distributions	(0.15)		(0.15)	(0.04)	(0.14)	(0.21)

Net asset value, end of period	$9.37		$9.12	$10.67	$10.93	$10.20

Total return (2)	4.43%		(13.15)%	(2.00)%	8.53%	4.06	% (6)

Net assets, at end of period (000’s)	$222		$234	$320	$196	$0	(7)

Ratio of gross expenses before waiver/reimbursement to average net assets (3)	3.13	% (8)	2.82%	2.59%	3.35%	14.61	% (5)
Ratio of net expenses to average net assets (3)	2.52	% (8)	2.50%	2.50%	2.50%	2.50	% (5)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (3,4)	1.83%		0.78%	0.25%	4.69%	(11.07	)% (5)
Ratio of net investment income to average net assets (3,4)	2.56%		1.10%	0.34%	5.54%	1.04	% (5)

Portfolio Turnover Rate	165%		277%	243%	281%	163	% (6)

*	The inception date of the BTS Managed Income Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Less than $1,000.

(8)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(9)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Period* Ended
	December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$9.11		$10.66	$10.93	$10.20	$10.00

Activity from investment operations:
Net investment income (1)	0.33		0.21	0.15	0.22	0.21
Net realized and unrealized gain (loss) on investments	0.18	(8)	(1.52)	(0.27)	0.66	0.20
Total from investment operations	0.51		(1.31)	(0.12)	0.88	0.41

Less distributions from:
Net investment income	(0.24)		(0.24)	(0.15)	(0.14)	(0.20)
Return of capital	—		—	—	(0.01)	(0.01)
Total distributions	(0.24)		(0.24)	(0.15)	(0.15)	(0.21)

Net asset value, end of period	$9.38		$9.11	$10.66	$10.93	$10.20

Total return (2)	5.65%		(12.32)%	(1.14)%	8.63%	4.06	% (6)

Net assets, at end of period (000’s)	$7,024		$17,634	$24,261	$19,969	$1,156

Ratio of gross expenses before waiver/reimbursement to average net assets (3)	2.13	% (7)	1.82%	1.59%	2.35%	13.61	% (5)
Ratio of net expenses to average net assets (3)	1.52	% (7)	1.50%	1.50%	1.50%	1.50	% (5)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (3,4)	2.96%		1.84%	1.24%	1.16%	(10.07	)% (5)
Ratio of net investment income to average net assets (3,4)	3.56%		2.16%	1.33%	2.01%	2.04	% (5)

Portfolio Turnover Rate	165%		277%	243%	281%	163	% (6)

*	The inception date of the BTS Managed Income Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Period* Ended
	December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$9.14		$10.68	$10.93	$10.20	$10.00

Activity from investment operations:
Net investment income (1)	0.28		0.12	0.09	0.41	0.21
Net realized and unrealized gain (loss) on investments	0.17	(9)	(1.48)	(0.25)	0.46	0.20
Total from investment operations	0.45		(1.36)	(0.16)	0.87	0.41

Less distributions from:
Net investment income	(0.19)		(0.18)	(0.09)	(0.13)	(0.20)
Return of capital	—		—	—	(0.01)	(0.01)
Total distributions	(0.19)		(0.18)	(0.09)	(0.14)	(0.21)

Net asset value, end of period	$9.40		$9.14	$10.68	$10.93	$10.20

Total return (2)	4.99%		(12.72)%	(1.45)%	8.56%	4.06	% (6)

Net assets, at end of period (000’s)	$122		$136	$541	$343	$0	(7)

Ratio of gross expenses before waiver/reimbursement to average net assets (3)	2.63	% (8)	2.32%	2.09%	2.85%	14.11	% (5)
Ratio of net expenses to average net assets (3)	2.02	% (8)	2.00%	2.00%	2.00%	2.00	% (5)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (3,4)	2.29%		0.92%	0.75%	2.89%	(10.57	)% (5)
Ratio of net investment income to average net assets (3,4)	3.01%		1.19%	0.84%	3.74%	1.54	% (5)

Portfolio Turnover Rate	165%		277%	243%	281%	163	% (6)

*	The inception date of the BTS Managed Income Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Less than $1,000.

(8)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(9)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of year	$7.83	$9.17	$9.53	$9.46	$9.36

Activity from investment operations:
Net investment income (1)	0.24	0.15	0.14	0.07	0.27
Net realized and unrealized gain (loss) on investments	(0.08)	(1.32)	(0.34)	0.07	0.13
Total from investment operations	0.16	(1.17)	(0.20)	0.14	0.40

Less distributions from:
Net investment income	(0.27)	(0.17)	(0.16)	(0.07)	(0.28)
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.27)	(0.17)	(0.16)	(0.07)	(0.30)

Net asset value, end of year	$7.72	$7.83	$9.17	$9.53	$9.46

Total return (2)	2.10%	(12.80)%	(2.18)%	1.43%	4.30%

Net assets, at end of year (000’s)	$19,236	$29,097	$46,556	$81,714	$85,500

Ratio of expenses to average net assets (3)	1.73%	1.65%	1.54%	1.47%	1.49%
Ratio of net investment income to average net assets (3,4)	3.10%	1.78%	1.46%	0.75%	2.85%

Portfolio Turnover Rate	463%	899%	513%	1655%	493%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of year	$7.76	$9.10	$9.47	$9.42	$9.32

Activity from investment operations:
Net investment income (1)	0.18	0.09	0.07	0.00 (5)	0.20
Net realized and unrealized gain (loss) on investments	(0.08)	(1.31)	(0.35)	0.06	0.13
Total from investment operations	0.10	(1.22)	(0.28)	0.06	0.33

Less distributions from:
Net investment income	(0.21)	(0.12)	(0.09)	(0.01)	(0.21)
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.21)	(0.12)	(0.09)	(0.01)	(0.23)

Net asset value, end of year	$7.65	$7.76	$9.10	$9.47	$9.42

Total return (2)	1.33%	(13.43)%	(2.96)%	0.67%	3.53%

Net assets, at end of year (000’s)	$16,074	$22,295	$38,380	$63,806	$77,732

Ratio of expenses to average net assets (3)	2.48%	2.40%	2.29%	2.22%	2.24%
Ratio of net investment income to average net assets (3,4)	2.40%	0.99%	0.79%	0.00%	2.10%

Portfolio Turnover Rate	463%	899%	513%	1655%	493%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Represents less than $0.005 per share.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of year	$7.80	$9.13	$9.50	$9.43	$9.33

Activity from investment operations:
Net investment income (1)	0.26	0.16	0.17	0.10	0.29
Net realized and unrealized gain (loss) on investments	(0.08)	(1.30)	(0.36)	0.06	0.13
Total from investment operations	0.18	(1.14)	(0.19)	0.16	0.42

Less distributions from:
Net investment income	(0.29)	(0.19)	(0.18)	(0.09)	(0.30)
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.29)	(0.19)	(0.18)	(0.09)	(0.32)

Net asset value, end of year	$7.69	$7.80	$9.13	$9.50	$9.43

Total return (2)	2.38%	(12.51)%	(2.03)%	1.69%	4.59%

Net assets, at end of year (000’s)	$38,059	$66,555	$153,501	$321,023	$270,389

Ratio of expenses to average net assets (3)	1.48%	1.40%	1.29%	1.22%	1.24%
Ratio of net investment income to average net assets (3,4)	3.28%	1.85%	1.77%	1.09%	3.10%

Portfolio Turnover Rate	463%	899%	513%	1655%	493%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class R
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of year	$7.80	$9.13	$9.50	$9.44	$9.34

Activity from investment operations:
Net investment income (1)	0.21	0.12	0.12	0.05	0.25
Net realized and unrealized gain (loss) on investments	(0.07)	(1.30)	(0.36)	0.06	0.13
Total from investment operations	0.14	(1.18)	(0.24)	0.11	0.38

Less distributions from:
Net investment income	(0.25)	(0.15)	(0.13)	(0.05)	(0.26)
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.25)	(0.15)	(0.13)	(0.05)	(0.28)

Net asset value, end of year	$7.69	$7.80	$9.13	$9.50	$9.44

Total return (2)	1.83%	(12.93)%	(2.55)%	1.22%	4.05%

Net assets, at end of year (000’s)	$945	$1,771	$3,302	$5,674	$6,526

Ratio of expenses to average net assets (3)	1.98%	1.90%	1.79%	1.72%	1.74%
Ratio of net investment income to average net assets (3,4)	2.78%	1.49%	1.25%	0.55%	2.60%

Portfolio Turnover Rate	463%	899%	513%	1655%	493%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

BTS Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.	ORGANIZATION

BTS Managed Income Fund (“Managed Income Fund”) and BTS Tactical Fixed Income Fund (“Fixed Income Fund”), each a “Fund” and together, the “Funds”, are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fixed Income Fund commenced operations on May 31, 2013 and the Managed Income Fund commenced operations on January 25, 2019. The investment objectives of each Fund are to seek to provide total return.

Each Fund currently offers four classes of shares: Class A shares, Class C shares, Class I shares and Class R shares. For the Fixed Income Fund the Class A shares and Class C shares commenced operations on May 31, 2013, Class I shares commenced operations on May 27, 2015 and Class R shares commenced operations on May 5, 2015. The Managed Income Fund’s Class A shares, Class C shares, Class I shares and Class R shares commenced operations on January 25, 2019. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 3.75% for each Fund. Class C shares, Class I shares and Class R shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds are “fund of funds”, in that they will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables, summarizes the inputs used as of December 31, 2023 for the Funds’ investments measured at fair value:

Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,479,727	$—	$—	$7,479,727
Short Term Investment	145,385	—	—	145,385
Total Investments	$7,625,112	$—	$—	$7,625,112

Fixed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$74,326,319	$—	$—	$74,326,319
Short Term Investment	274,589	—	—	274,589
Total Investments	$74,600,908	$—	$—	$74,600,908

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on the Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2020 to December 31, 2022 or expected to be taken in the Funds’ December 31, 2023 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds may make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Funds.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Managed Income Fund	$25,310,753	$35,898,318
Fixed Income Fund	374,700,499	419,047,409

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

BTS Asset Management, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fixed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fixed Income Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Managed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Managed Income Fund’s average daily net assets. For the year ended December 31, 2023 the Funds incurred fees as follows:

Advisory Fees
Managed Income Fund	$105,813
Fixed Income Fund	979,533

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive all or part of its advisory fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads, brokerage fees

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of the Funds’ service providers (other than the Advisor))) at least until April 30, 2024, so that the total annual operating expenses of the Fixed Income Fund do not exceed 2.00%, 2.75%, 1.75%, and 2.25% of the average daily net assets of the Fixed Income Fund’s Class A, Class C, Class I, and Class R shares, respectively, and that the annual operating expenses of Managed Income Fund do not exceed 1.75%, 2.50%, 1.50% and 2.00% of the average daily net assets of the Managed Income Fund’s Class A, Class C, Class I and Class R shares respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.

For the year ended December 31, 2023, the Advisor waived fees and reimbursed expenses pursuant to the Waiver Agreement as follows:

Advisory Fees Waived
Managed Income Fund	$99,003
Fixed Income Fund	—

As of December 31, 2023, the Advisor may recapture all or a portion of the waived fees no later than the date stated below:

	December 31, 2024	December 31, 2025	December 31, 2026	Total
Managed Income Fund	$21,506	$73,687	$99,003	$194,196
Fixed Income Fund	—	—	—	—

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, for Class A, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Funds may pay an annual rate of 0.25% of the average daily net assets of the Funds’ Class A shares, 1.00% of the average daily net assets for the Funds’ Class C shares, and 0.50% of the average daily net assets for the Funds’ Class R shares for distribution and shareholder service activities. For the year ended December 31, 2023, the Fund incurred distribution fees as follows:

	Class A	Class C	Class R
Managed Income Fund	$645	$2,215	$623
Fixed Income Fund	62,034	189,132	6,380

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended December 31, 2023, the Distributor received underwriter commissions for sales of the Funds’ Class A shares as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Managed Income Fund	$96	$625
Fixed Income Fund	1,392	7,789

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Managed Income Fund	$7,504,125	$194,413	$(73,426)	$120,987
Tactical Fixed Income Fund	72,154,740	2,446,168	—	2,446,168

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2023, and December 31, 2022, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
12/31/2023	Income	Capital Gains	Capital	Total
Managed Income Fund	$452,988	$—	$—	$452,988
Tactical Fixed Income Fund	2,939,319	—	—	2,939,319

For fiscal year ended	Ordinary	Long-Term	Return of
12/31/2022	Income	Capital Gains	Capital	Total
Managed Income Fund	$302,355	$209,499	$—	$511,854
Tactical Fixed Income Fund	2,823,490	—	—	2,823,490

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Managed Income Fund	$263,727	$—	$—	$(4,156,780)	$—	$120,987	$(3,772,066)
Tactical Fixed Income Fund	465,374	—	—	(112,574,267)	—	2,446,168	(109,662,725)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
Managed Income Fund	$2,117,806	$2,038,974	$4,156,780	$—
Tactical Fixed Income Fund	112,574,267	—	112,574,267	—

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

7.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The Funds did not have any securities lending transactions accounted for as secured borrowings outstanding as of December 31, 2023.

8.	LINE OF CREDIT

The Fixed Income Fund and the Managed Income Fund have each entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount the Fixed Income Fund is allowed to borrow under its agreement is the lesser of $18,000,000, or 20% of the gross market value of the Fixed Income Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Fixed Income Fund. The maximum amount the Managed Income Fund is allowed to borrow under its agreement is the lesser of $2,000,000 or 20% of the gross market value of the Managed Income Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Managed Income Fund. Borrowings under each agreement bear interest at the Prime Rate of 8.5% as of December 31, 2023, per annum, on the principal balance outstanding. The maturity date of each line of credit is July 29, 2024. During the year ended December 31, 2023, the Fixed Income Fund and the Managed Income Fund did not draw upon or access the line of credit. As a result, average borrowings and the average interest rate on the line during the year ended December 31, 2023 were $0 and 0%, respectively, for both the Fixed Income Fund and the Managed Income Fund.

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fixed Income Fund currently invests a portion of its assets in the Xtrackers USD High Yield Corporate Bond ETF (the “HYLB ETF”). The HYLB ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index; a rules-based, market value weighted index engineered to mirror the performance of high-yield-rated corporate bonds issued in U.S. dollars. The Fixed Income Fund may redeem its investment from the HYLB ETF at any time if the Advisor determines that it is in the best interest of the Fixed Income Fund and its shareholders to do so. The performance of the Fixed Income Fund will be directly affected by the performance of the HYLB ETF. The financial statements of the HYLB ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fixed Income Fund’s financial statements. As of December 31, 2023, the percentage of the Fixed Income Fund’s net assets invested in the HYLB ETF was 50.7%.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2023, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023

Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Pershing LLC	Managed Income Fund	25.88%
Pershing LLC	Tactical Fixed Income Fund	34.89%

11.	RECENT REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust and
the Shareholders of BTS Managed Income Fund and BTS Tactical Fixed Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BTS Managed Income Fund and BTS Tactical Fixed Income Fund (collectively, the Funds), each a separate series of Northern Lights Fund Trust, including the schedules of investments, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and broker(s). Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more BTS Asset Management Inc. advised investment companies since 2018.

Denver, Colorado
February 29, 2024

BTS Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2023

Example

As a shareholder of the Funds, you will pay (1) transaction costs (loads and redemption fees) and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period in a fund and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period*	Ending Account Value 12/31/2023	Expenses Paid During Period*
BTS Managed Income Fund – Class A	1.80%	$1,000.00	$1,029.50	$9.21	$1,016.13	$9.15
BTS Managed Income Fund – Class C	2.55%	$1,000.00	$1,026.30	$13.05	$1,012.33	$12.96
BTS Managed Income Fund – Class I	1.55%	$1,000.00	$1,030.90	$7.94	$1,017.39	$7.88
BTS Managed Income Fund – Class R	2.05%	$1,000.00	$1,028.20	$10.50	$1,014.85	$10.43
	Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period*	Ending Account Value 12/31/2023	Expenses Paid During Period*
BTS Tactical Fixed Income Fund – Class A	1.65%	$1,000.00	$1,026.50	$8.41	$1,016.91	$8.37
BTS Tactical Fixed Income Fund – Class C	2.39%	$1,000.00	$1,022.70	$12.21	$1,013.14	$12.15
BTS Tactical Fixed Income Fund – Class I	1.42%	$1,000.00	$1,028.00	$7.24	$1,018.06	$7.21
BTS Tactical Fixed Income Fund – Class R	1.87%	$1,000.00	$1,026.50	$9.57	$1,015.76	$9.52

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

BTS Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

BTS Asset Management, Inc. Adviser to BTS Tactical Fixed Income Fund (“BTS Tactical”) and BTS Managed Income Fund “(BTS Managed”) *

In connection with the regular meeting held on December 13-14, 2023 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between BTS Asset Management, Inc. (“BAM” or the “Adviser”) and the Trust, with respect to BTS Tactical and BTS Managed (collectively the “BTS Funds”). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to the Advisory Agreements.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreements review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Services. The Board noted that the Adviser was established in 1979 and had extensive organizational experience with tactical and fixed income investment strategies. The Board considered the educational and financial industry backgrounds of the key personnel servicing the BTS Funds, noting the extensive tenure of many personnel with the Adviser. The Board discussed how BAM uses price data and momentum indicators to produce proprietary quantitative models to make its investment decisions, noting that BAM’s investment committee reviews such models regularly. The Board discussed the Adviser’s risk management approach, and consideration of sector vulnerabilities. They noted further that BAM reported no material compliance issues over the past year. After further discussion, the Board concluded that BAM had sufficient resources and expertise to provide satisfactory service to the BTS Funds and their shareholders.

Performance.

BTS Tactical. The Board considered the Fund’s performance, noting that it was rated one-star by Morningstar. The Board noted that the Fund had outperformed its index over the prior one-year period, although the Fund underperformed such index over the prior three-year and five-year periods. The Board noted that the Fund’s long-term 20+ year track record, including years prior to its conversion to a mutual fund, outperformed the index, and that short term challenges must be viewed against strong long-term performance They considered the improved performance results over the past year, demonstrated the Adviser’s ability to generate returns. The Board concluded that overall performance was satisfactory.

BTS Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2023

BTS Managed. The Board considered the Fund’s performance, noting that the Fund had outperformed its index over the prior one-and three-year periods, although the Fund had underperformed relative to its index on a since-inception basis. The Board further considered that the Fund performed above the category median over the prior one-year period with lower Standard Deviation, but was rated one-star by Morningstar. After further discussion, the Board concluded that the Fund was being managed according to the strategy set forth in its prospectus and that the Fund’s performance was satisfactory.

Fees and Expenses.

BTS Tactical. The Board noted that the Adviser charged a 1.00% advisory fee to the Fund, which was in the top quartile of the Fund’s category. The Board noted further that the net expense ratio was in the highest quartile of the Fund’s category and above the category median. The Board agreed that, in light of the tactical nature of the Fund’s strategy and the highly technical models used to execute such strategy, the fee was not unreasonable.

BTS Managed. The Board noted that the Adviser charged a 0.65% advisory fee to the Fund, which was the second lowest in the Fund’s custom category, and equal to the fee charged by the Adviser for a similarly managed separate account. The Board observed that the Fund’s gross and net expense ratios of 2.10% and 2.00%, respectively, were both above the Fund’s category average and median. The Board considered the fees and expenses in light of the Fund’s relatively small size, and discussed the Adviser’s intention to renew the current expense limitation agreement with the Fund. After further discussion, the Board concluded that the fee was not unreasonable.

Profitability. The Board reviewed the Adviser’s profitability analysis, in terms of absolute dollars and as a percentage of revenue, with respect to each BTS Fund. The Board noted that the Adviser had reported a reasonable profit with respect to each BTS Fund. The Board concluded that the Adviser’s relationship with each BTS Fund was not excessively profitable.

Economies of Scale. The Board considered whether economies of scale had been realized in connection with the advisory services provided to each BTS Fund. The Fund noted that although the Adviser had previously indicated a willingness to introduce breakpoints, in light of the AUM of each BTS Fund declining over the past year, the current lack of breakpoints was appropriate.

Conclusion. Having requested and received such information from BAM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the renewal of the Advisory Agreements was in the best interests of each BTS Fund and their respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the BTS Funds.

BTS Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) commencing August 2022 (President-Elect 2022-2023, President 2023-2024; Past President 2024 - 2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

12/31/23 – NLFT_v1

BTS Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2023

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President, Principal Executive Officer Since June 2017	Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (since 2020); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President, Gemini Fund Services, LLC (2019-2020); President, Gemini Fund Services, LLC (2012-2019); Treasurer of the Trust (2006-June 2017).	N/A	N/A
Timothy Burdick Born in 1986	Vice President Since November 2023	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2023); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022-2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019-2022).	N/A	N/A
James Colantino Born in 1969	Treasurer, Principal Accounting Officer Since June 2017	Senior Vice President Fund Administration, Ultimus Fund Solutions (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Associate Director, Ultimus Fund Solutions (since 2022); Manager of Legal Administration, Ultimus Fund Solutions (2020-2022); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020); Senior Paralegal, Gemini Fund Services, LLC (2013 - 2018).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of December 31, 2023, the Trust was comprised of 64 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-287-9820.

12/31/23 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR
BTS Asset Management, Inc.
55 Old Bedford Road, Suite 203
Lincoln, MA 01773

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

BTS-AR23

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fee                             2022    2023

BTS Tactical Fixed Income Fund $15,250 $16,000

BTS Managed Income Fund        $15,250 $16,000

(b) Audit-Related Fees                         2022 2023

BTS Tactical Fixed Income Fund None None

BTS Managed Income Fund         None None

(c) Tax Fees                                            2022 2023

BTS Tactical Fixed Income Fund $3,450 $3,750

BTS Managed Income Fund         $3,450 $3,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees                               2022 2023

BTS Tactical Fixed Income Fund None None

BTS Managed Income Fund        None  None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

       BTS Tactical Fixed Income Fund

                                2022    2023

Audit-Related Fees: 00.00% 0.00%

Tax Fees:                00.00% 0.00%

All Other Fees:         0.00% 0.00%

BTS Managed Income Fund

                               2022  2023

Audit-Related Fees: 0.00%  0.00%

Tax Fees:               0.00%  0.00%

All Other Fees:       0.00%  0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                                                           2022    2023

BTS Tactical Fixed Income Fund $3,450 $3,750

BTS Managed Income Fund         $3,450  $3,750

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not Applicable.

(j)       Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/2024

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/8/2024